SUBSEQUENT EVENTS (Details) ¥ in Millions	1 Months Ended
Jan. 31, 2025 CNY (¥)
Subsequent Event | Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] | JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")
SUBSEQUENT EVENTS
Total consideration	¥ 620